Share-based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-based Compensation
17.	Share-based Compensation

a)	Description of share option and RSUs plans
In July 2014, the Group adopted its Global Share Incentive Plan (the “Global Share Plan”), which permits the grant of options of the Company to relevant directors, officers, other employees and consultants of the Group. The maximum aggregate number of Class Z Ordinary Shares, which may be issued pursuant to all awards under the Global Share Plan, is 19,880,315 shares.

The Global Share Plan was terminated on the Primary Conversion Effective Date.
In February 2018, the Group adopted its 2018 Share Incentive Plan (the “2018 Plan”) to provide additional incentives to employees, directors and consultants and promote the success of its
business. The maximum aggregate number of Class Z Ordinary Shares, which may be issued pursuant to all awards under the 2018 Plan as at December 31, 2022, is 33,132,989 shares.
As at the date on which the voluntary conversion of its secondary listing status to primary listing on the Hong Kong Stock Exchange becomes effective , the
G
roup subsequently amended
its

2018 Plan, under which the maximum aggregate number of Class Z ordinary shares may be issued pursuant to all awards is 30,673,710 Class Z ordinary shares, representing 10% of the total number of issued Class Z ordinary shares, which permits the grant of restricted share units (“RSUs”) of the Company to relevant directors, officers, other employees and consultants of the Group.
Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of zero to six years and expire in six to seven years
, and RSUs generally vest over a period of
zero
to four years.

RSUs
The following table presents a summary of the Group’s service-based RSUs activities for the year ended December 31, 2022:

	Employees	Senior Management	Consultants	Total	Weighted Average Granted fair value
	(In thousands)	(In thousands)	(In thousands)	(In thousands)	US$
Outstanding at January 1, 2022	—	—	—	—	—
Granted	1,932	—	35	1,967	24.59
Vested	—	—	—	—	—
Forfeited	—	—	—	—	—

Unvested at December 31, 2022	1,932	—	35	1,967	24.59

The aggregate number of Class Z Ordinary Shares available for future grant under the 2018 Plan was 28,706,326 as of December 31, 2022.
As of December 31, 2022, total unrecognized compensation expenses related to unvested service-based RSUs granted under the 2018 Plan, adjusted for estimated forfeitures, was RMB 292.0 million, which is expected to be recognized over a weighted-average period of 3.9 years and may be adjusted for future changes in estimated forfeitures. There is no vested RSUs for the year ended December 31,2022.
Share options

b )	Valuation assumptions
The Group uses binomial option pricing model to determine the fair value of share options. The estimated fair value of each share option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2020	2021	2022
Expected volatility	50.1%-55.0%	53.0%-53.5%	57.6%-58.0%
Weighted average volatility	51.9%	53.2%	57.9%
Expected dividends	—	—	—
Risk-free rate	0.4%-0.7%	0.9%-1.4%	2.7%-3.6%
Contractual term (in years)	6-7	6-7	6-7

The expected volatility at each grant date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the share options. The weighted average volatility is the expected volatility at the grant date weighted by the number of the share options. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. Contractual term is the remaining contract life of the share options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US dollars at the share option grant date.

( c )	Share options activities
The following table presents a summary of the Group’s share options activities for the years ended December 31, 2020, 2021 and 2022:

	Employees	Senior Management	Consultants	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	(In thousands)	(In thousands)	(In thousands)	US$	(In years)	(RMB in thousands)

Outstanding at January 1, 2020	8,274	3,655	245	12,174	0.0001	4.13	1,581,408
Granted	6,966	8,700	50	15,716	2.9007
Exercised	(2,784)	(1,643)	(65)	(4,492)	0.0001
Forfeited	(1,101)	—	—	(1,101)	0.4234

Outstanding at December 31, 2020	11,355	10,712	230	22,297	2.0236	5.41	12,177,047

Outstanding at January 1, 2021	11,355	10,712	230	22,297	2.0236	5.41	12,177,047
Granted	3,927	—	21	3,948	0.0001
Exercised	(2,094)	(1,101)	(68)	(3,263)	0.0001
Forfeited	(472)	—	—	(472)	0.0001

Outstanding at December 31, 2021	12,716	9,611	183	22,510	2.0010	5.01	6,372,503

Outstanding at January 1, 2022	12,716	9,611	183	22,510	2.0010	5.01	6,372,503
Granted	5,661	6	162	5,829	0.0036
Exercised	(2,575)	(1,204)	(150)	(3,929)	0.0001
Forfeited	(2,500)	—	—	(2,500)	0.2331

Outstanding at December 31, 2022	13,302	8,413	195	21,910	2.0283	4.70	3,305,336

Exercisable at December 31, 2022	2,113	2,580	22	4,715	2.8747	4.00	778,043

The weighted average grant date fair value of share options granted for the years ended December 31, 2020, 2021 and 2022 was RMB262.0, RMB423.6 and RMB126.8 (US$18.5) per share, respectively.
As of December 31, 2022, total unrecognized compensation expenses related to unvested options granted under the Global Share Plan and the 2018 Plan, adjusted for estimated forfeitures, was RMB 3,415.8 million, which is expected to be recognized over a weighted-average period of 3.5 years and may be adjusted for future changes in estimated forfeitures.